Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2013
Basis of Presentation and General Information [Abstract]
List of Subsidiaries
Vessel Owning Company	Company Acquisition Date	Vessel Acquisition Date	Vessel’s Name	Built	TEU4
Polyaristi Navigation Co.1	April 20, 2011	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 20, 2011	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	April 20, 2011	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 2, 2011	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	April 20, 2011	May 19, 2011	Maersk Diadema (formerly the MSC Siena)	2006	4,546
Amorita Development Inc.1	April 20, 2011	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	June 7, 2011	August 3, 2011	MSC Emma	2004	5,060
Triton Shipping Limited3	June 11, 2012	June 25, 2012	OOCL Hong Kong	1995	5,344
Rosetta Navigation Corp. Limited3	June 11, 2012	July 5, 2012	OOCL China	1996	5,344

(ii) Non-vessel owning subsidiary:

Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands.

3 Incorporated in Hong Kong.

4 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.